Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 6,058,083		$ 6,105,080	$ 6,426,598
Adjustments in respect of current income tax of prior periods	183,830		(124,430)	(217,891)
Income tax expense affected by the Pillar Two legislation	151,151
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	4,046,336		2,441,278	2,239,309
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(2,484,730)		(34,010)	0
Deferred income tax related to changes in tax rates	(15,461)		68	0
Adjustment of prior year's deferred income tax	(22,269)		(3,227)	(120,230)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(14,086)		(14,565)	(16,516)
Income tax expense recorded in profit or loss	7,902,854	$ 251,924	8,370,194	8,311,270
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(29,021)		(37,690)	(80,447)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	216,422		25,123	(243,057)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(157,629)		28,783	(90,891)
Income tax related to items that will not be reclassified subsequently to profit or loss	29,772	949	16,216	(414,395)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	508,067		153,317	386,660
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	7,292		(24,317)	3,768
Income tax related to items that may be reclassified subsequently to profit or loss	515,359	$ 16,428	129,000	390,428
Income tax charged directly to equity
Share of the net assets of the subsidiary	(20,703)		0	0
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(4,556)		1,174	(1,117)
Deferred income tax charged directly to equity	$ (25,259)		$ 1,174	$ (1,117)